Equity (Details) - Schedule of stock-based compensation expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	$ 31,614,000	$ 33,461,000	$ 30,977,000
Cost of Revenues [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	3,701,000	4,082,000	3,093,000
Research and Development, Net [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	7,932,000	7,113,000	6,564,000
Selling, General and Administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	$ 19,981,000	$ 22,266,000	$ 21,320,000